Related party transactions (Tables)	12 Months Ended
Jun. 30, 2021
Schedule of balances with related parties

The following is a summary presentation of the balances with related parties as of June 30, 2021 and 2020:

Item	06.30.21	06.30.20
Trade and other receivables	2,801	1,577
Investments in financial assets	493	404
Trade and other payables	(177)	(490)
Borrowings	(38)	(315)
Total	3,079	1,176

Related party	06.30.21	06.30.20	Description of transaction	Heading
Condor	550	404	Public companies’ securities	Investments in financial assets
	286	-	Loans granted	Trade and other receivables
	48	-	Others	Investments in financial assets
	5	-	Other receivables	Trade and other receivables
New Lipstick LLC	23	24	Reimbursement of expenses	Trade and other receivables
	-	(116)	Borrowings	Borrowings
Other associates and joint ventures	6	126	Leases and/or rights of use receivable	Trade and other receivables
	(13)	-	Leases and/or rights of use to pay	Trade and other payables
	204	305	Dividends receivables	Trade and other receivables
	(2)	-	Contributions pending integration	Trade and other payables
	-	12	Management fees receivable	Trade and other receivables
	(105)	-	Non-convertible notes	Investments in financial assets
	(73)	-	Other liabilities	Trade and other payables
	1	-	Equity incentive plan receivable	Trade and other receivables
	80	-	Loans granted	Trade and other receivables
	(36)	(41)	Borrowings	Borrowings
	2	183	Reimbursement of expenses	Trade and other receivables
	6	-	Management fees receivable	Trade and other receivables
	24	-	Other receivables	Trade and other receivables
	(6)	-	Lease liabilities	Trade and other payables
	-	(2)	Reimbursement of expenses to pay	Trade and other payables
Total associates and joint ventures	1,000	895
CAMSA and its subsidiaries	-	2	Reimbursement of expenses	Trade and other receivables
	-	(285)	Management fee payables	Trade and other payables
Yad Levim LTD	1,609	-	Loans granted	Trade and other receivables
IRSA Real Estate Strategies LP	-	174	Reimbursement of expenses	Trade and other receivables
PBS Real Estate Holdings S.R.L	-	709	Reimbursement of expenses	Trade and other receivables
Turismo Investment S.A.	373	-	Other receivables	Trade and other receivables
BHN Vida	-	(78)	Non-convertible notes	Borrowings
Otras partes relacionadas (i)	146	-	Other receivables	Trade and other receivables
	24	-	Other payables	Trade and other payables
	(2)	(80)	Borrowings	Borrowings
	6	-	Loans granted	Trade and other receivables
	(1)	-	Management fee payables	Trade and other payables
	19	27	Reimbursement of expenses	Trade and other receivables
	(1)	-	Legal services	Trade and other payables
Total other related parties	2,173	469
IFISA	-	9	Loans granted	Trade and other receivables
Total direct parent company	-	9
Directors and Senior Management	(105)	(203)	Fees	Trade and other payables
	11	6	Advances receivable	Trade and other receivables
Total Directors and Senior Management	(94)	(197)
Total	3,079	1,176

The following is a summary of the results with related parties for the years ended June 30, 2021, 2020 and 2019:

Related party	06.30.21	06.30.20	06.30.19	Description of transaction
Agrofy S.A.U.	-	-	5	Administration fee
BACS	78	77	81	Leases and/or rights of use
	-	(8)	-	Financial operations
Tarshop S.A.	-	-	89	Leases and/or rights of use
ISPRO-MEHADRIN	-	-	45	Corporate services
Other associates and joint ventures	(2)	14	89	Leases and/or rights of use
	-	(197)	45	Corporate services
	93	56	15	Financial operations
Total associates and joint ventures	169	(58)	369
CAMSA and its subsidiaries	-	(316)	-	Management fee
Taaman	-	-	69	Corporate services
Other related parties (i)	(7)	(6)	47	Leases and/or rights of use
	-	(35)	(24)	Fees and remunerations
	(7)	(6)	(14)	Legal services
	-	-	5	Financial operations
	(16)	-	(50)	Donations
Total other related parties	(30)	(363)	33
IFISA	8	8	-	Financial operations
Total Parent Company	8	8	-
Directors	(44)	(45)	(95)	Compensation of Directors and senior management
	(939)	(610)	(820)	Fees
Senior Management	(24)	(26)	(81)	Compensation of Directors and senior management
Total Directors and Senior Management	(1,007)	(681)	(996)
Total	(860)	(1,094)	(594)

Schedule of transactions with related parties
Related party	06.30.21	06.30.20	Description of transaction
Manibil	-	131	Irrevocable contributions
Quality	(30)	71	Irrevocable contributions
Puerto Retiro	-	26	Irrevocable contributions
Others	(12)	-	Irrevocable contributions
Total contributions	(42)	228
Agro-Uranga S.A.	75	39	Dividends received
Uranga trading	16	-	Dividends received
Condor	-	48	Dividends received
Emco	-	24	Dividends received
Gav-Yam	-	2,004	Dividends received
Nuevo Puerto Santa Fe S.A.	-	57	Dividends received
Shufersal	-	601	Dividends received
Total dividends received	91	2,773
Gav-Yam	-	-	Capitalized borrowing
TGLT S.A.	-	2,094	Buy and change of shares
Total other transactions	-	2,094